CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 70,133	$ 81,859
Short-term deposits	0	2,159
Restricted cash	1,313	2,592
Trade receivables, (net of allowance for credit losses of $1,162 and $1,104 as of June 30, 2022 and December 31, 2021, respectively)	51,303	39,161
Contract assets	29,310	26,008
Inventories	32,156	28,432
Other Assets, Current	22,458	14,607
Held for sale asset	4,276	4,587
Total current assets	210,949	199,405
LONG-TERM ASSETS:
Restricted cash	12	12
Long-term contract assets	11,845	12,539
Severance pay funds	5,937	6,795
Deferred taxes	15,885	17,551
Operating lease right-of-use assets	3,845	4,478
Other long-term assets	11,225	10,456
Total long-term assets	48,749	51,831
PROPERTY AND EQUIPMENT, NET	72,410	72,391
INTANGIBLE ASSETS, NET	419	640
GOODWILL	43,468	43,468
Total assets	375,995	367,735
CURRENT LIABILITIES:
Trade payables	24,010	19,776
Accrued expenses	47,654	49,202
Advances from customers and deferred revenues	31,932	24,373
Operating lease liabilities	1,747	1,818
Other current liabilities	15,458	13,339
Total current liabilities	120,801	108,508
LONG-TERM LIABILITIES:
Accrued severance pay	6,548	7,292
Long-term advances from customers	722	1,209
Operating lease liabilities	2,056	2,283
Other long-term liabilities	132	120
Total long-term liabilities	9,458	10,904
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2022 and December 31, 2021; Issued and outstanding: 56,608,016 and 56,539,237 shares as of June 30, 2022 and December 31, 2021, respectively	2,711	2,706
Additional paid-in capital	930,927	929,871
Accumulated other comprehensive loss	(7,977)	(6,357)
Accumulated deficit	(679,925)	(677,897)
Total shareholders' equity	245,736	248,323
Total liabilities and shareholders' equity	$ 375,995	$ 367,735